Note 15 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Interest and Finance Costs [Table Text Block]
Interest and Finance Costs	Year Ended December 31,
	2010	2011	2012
Interest on debt (Note 9)	11,241	10,068	7,240
Bank charges	124	16	297
Amortization and write-off of financing fees	1,947	2,234	1,437
Amortization of debt discount	1,464	3,965	371
Total	14,776	16,283	9,345